                                                  1933 Act File No. 33-31072
                                                  1940 Act File No. 811-5876



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                          Pre-Effective Amendment No.                      [ ]

                        Post-Effective Amendment No. 20                    [X]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT       [X]
                                     OF 1940

                                Amendment No. 20                           [X]


                          LORD ABBETT SERIES FUND, INC.
                ------------------------------------------------
                Exact Name of Registrant as Specified in Charter

              90 Hudson Street, Jersey City, New Jersey 07302-3973
              ----------------------------------------------------
                      Address of Principal Executive Office

                  Registrant's Telephone Number (201) 395-2000
                  --------------------------------------------

           Christina T. Simmons, Vice President & Assistant Secretary
              90 Hudson Street, Jersey City, New Jersey 07302-3973
           ----------------------------------------------------------
                      Name and Address of Agent for Service


It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
---

 X   on May 1, 2002 pursuant to paragraph (b)
---

     60 days after filing pursuant to paragraph (a) (1)
---

     on (date) pursuant to paragraph (a) (1)
---

     75 days after filing pursuant to paragraph (a) (2)
---

     on (date) pursuant to paragraph (a) (2) of rule 485
---

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

LORD ABBETT                                                   [LORD ABBETT LOGO]

                                                                    MAY 1, 2002

                                                                     PROSPECTUS


Lord Abbett Series Fund -
   Growth and Income Portfolio

Serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              TABLE OF CONTENTS


                             The FUND                                      PAGE
            What you should know     GOAL                                     2
                  about the Fund
                                     PRINCIPAL STRATEGY                       2

                                     MAIN RISKS                               2

                                     PERFORMANCE                              3

                                     ADDITIONAL INVESTMENT INFORMATION        4

                                     MANAGEMENT                               5

                               Your INVESTMENT

        Information for managing     PURCHASES AND REDEMPTIONS                6
               your Fund account
                                     CONFLICTS OF INTEREST                    6

                                     DISTRIBUTIONS AND TAXES                  6

                                     SERVICES AGREEMENT                       7

                          Financial INFORMATION

                                     FINANCIAL HIGHLIGHTS                     8

                         Additional INFORMATION

How to learn more about the Fund     BACK COVER
     and other Lord Abbett Funds


                                  THE FUND
GOAL

     The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

PRINCIPAL STRATEGY

     To pursue this goal, the Fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. The Fund may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

     In selecting investments, the Fund attempts to invest in securities selling at reasonable prices in relation to our assessment of their potential value. While there is the risk that an investment may never reach what we think is its full value, or may go down in value, our emphasis on large, seasoned company value stocks may limit the Fund's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

     We generally sell a stock when we think it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached our valuation target.

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

[SIDENOTE]

WE OR THE FUND refers to the Growth and Income Portfolio, one of four separate portfolios of the Lord Abbett Series Fund, Inc. (the "Company").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

LARGE COMPANIES are established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

SEASONED COMPANIES are usually established companies whose securities have gained a reputation for quality with the investing public and enjoy liquidity in the market.

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

GROWTH STOCKS are stocks that exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level, but also tend to be more volatile than value stocks.

2 The Fund

                         GROWTH AND INCOME PORTFOLIO

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class VC shares from calendar year to calendar year. The Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. This chart does not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.

BAR CHART (PER CALENDAR YEAR) - CLASS VC SHARES

[CHART]

                              92        15.5%
                              93        14.8%
                              94         2.8%
                              95        29.8%
                              96        19.4%
                              97        24.7%
                              98        12.9%
                              99        16.7%
                              00        15.8%
                              01        -6.7%

BEST QUARTER   4TH Q '98   +17.0            WORST QUARTER   3RD Q '01  -14.2%

     The table below shows how the average annual total returns of the Fund's Class VC shares compared to those of a broad-based securities market index and a more narrowly based securities market index that more closely reflects the market sectors in which the Fund invests.

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2001


SHARE CLASS                                      1 YEAR        5 YEARS       10 YEARS
Class VC shares                                    -6.72%        12.15%       14.13%

S&P 500 Index(1)                                  -11.88%        10.70%       12.93%

S&P 500/Barra Value Index(1)                      -11.71%         9.49%       13.10%



(1) Performance for the unmanaged indices does not reflect fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.

                                                                      The Fund 3

ADDITIONAL INVESTMENT INFORMATION

     This section describes some investment techniques used by the Fund and some of the risks associated with those techniques.

     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve, with board approval, effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

     DEPOSITORY RECEIPTS. The Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs") and similar depository receipts. ADRs, typically issued by a financial institution (a "depository"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depository. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S.; however, for purposes of the Fund's investment policies, ADRs are not treated as foreign securities.

     FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by these securities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

4 The Fund

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co. ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with over $46 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.

     Lord Abbett is entitled to a management fee at an annual rate of .50 of 1% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. For the fiscal year ended December 31, 2001, the fee paid to Lord Abbett was at an annual rate of .50 of 1%. Lord Abbett may waive its management fee and/or advance other expenses of the Fund. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. The investment management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Morris is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1971. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Hudson is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1965. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997. Before joining Lord Abbett he served as Portfolio Manager/Analyst at Mutual of America. Mr. Salzmann has been in the investment business since
     1986.

                                                                      The Fund 5

                               YOUR INVESTMENT

PURCHASES AND REDEMPTIONS

     This Prospectus offers, at net asset value ("NAV"), one class of shares:
     Variable Contract ("Class VC"). These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

CONFLICTS OF INTEREST

     As discussed above, shares offered by this prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Company does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

     The Fund expects to pay its shareholders dividends from its net investment income and distribute its net capital gains (if any) annually as "capital gains distributions".

     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55 percent of the value of its total assets in the securities of a single issuer; more than 70 percent of the value of its total assets in the securities of any two issuers; more than 80 percent of the value of its total assets in the securities of any three issuers; or more than 90 percent of the value of its total assets in the securities of any four issuers. For purposes of these requirements, all securities of the same issuer are considered a single investment. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a seperate issuer. If the Fund fails to satisfy these diversification requirements, on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

[SIDENOTE]

NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.

6  Your Investment

     For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICES AGREEMENT

     Certain insurance companies will be compensated up to .25 of 1% to service and maintain shareholder accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

                                                               Your Investment 7

                                                       GROWTH & INCOME PORTFOLIO

                             FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Independent Auditors' Report thereon appear in the 2001 Annual Report to Shareholders, and are incorporated by reference into the Statement of Additional Information, which is available upon request. The total return information for the portfolio shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for all periods shown.


                                                                              YEAR ENDED 12/31
                                              ----------------------------------------------------------------------------
Per Share Operating Performance:                2001             2000               1999              1998           1997
NET ASSET VALUE, BEGINNING OF YEAR             $25.45            $22.16            $20.65            $19.51         $17.02
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                            .18(b)            .22(b)            .52(b)            .36(b)         .39(b)
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)        (1.90)             3.27              2.90              2.15           3.76
-----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (1.72)             3.49              3.42              2.51           4.15
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                           (.12)             (.20)             (.42)             (.32)          (.34)
-----------------------------------------------------------------------------------------------------------------------------
 Net realized gain                               (.50)               --             (1.49)            (1.05)         (1.32)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              (.62)             (.20)            (1.91)            (1.37)         (1.66)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $23.11            $25.45            $22.16            $20.65         $19.51
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                 (6.72)%           15.78%            16.74%            12.82%         24.34%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
 Expenses, including expense reductions           .97%             1.02%              .87%              .51%           .52%
-----------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding expense reductions           .97%             1.03%              .87%              .51%           .52%
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                            .76%              .97%             2.15%             1.78%          2.02%
-----------------------------------------------------------------------------------------------------------------------------


                                                                              YEAR ENDED 12/31
                                              ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                              2001             2000               1999              1998           1997
NET ASSETS, END OF YEAR (000)                 $183,562          $81,889           $36,192           $714,274       $512,438
-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          60.79%           42.00%           188.35%             76.62%         43.09%
-----------------------------------------------------------------------------------------------------------------------------


(a) Total return assumes the reinvestment of all distributions.
(b) Calculated using average shares outstanding during the year.

8 Financial Information

                            ADDITIONAL INFORMATION

     This prospectus is intended for use in connection with a Variable Contract Plan. More information on this Fund is available free upon request, including:

     ANNUAL/SEMI-ANNUAL REPORT

     Describes the Fund, lists portfolio holding, contains a letter from the Fund's manager discussing recent market conditions and investment strategies and contains additional performance information.

     STATEMENT OF ADDITIONAL INFORMATION ("SAI")
     Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).


                        Lord Abbett Series Fund, Inc.                     LASF-1
                            Growth and Income Portfolio                   (5/02)


                           SEC FILE NUMBERS: 811-5876
[SIDENOTE]

TO OBTAIN INFORMATION:

BY TELEPHONE. Call the Fund at:
888-522-2388

BY MAIL. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

VIA THE INTERNET.
LORD, ABBETT & CO.
www.LordAbbett.com

Text only versions of Fund documents can be viewed online or downloaded from the
SEC: www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT LOGO]

  Lord Abbett Mutual Fund shares are distributed by:
       LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

LORD ABBETT                                                  [LORD ABBETT LOGO]

                                                                    MAY 1, 2002

                                                                     PROSPECTUS


LORD ABBETT SERIES FUND --

  INTERNATIONAL PORTFOLIO


Serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                                            PAGE
                     THE FUND

    What you should know              Goal                                   2
          about the Fund              Principal Strategy                     2
                                      Main Risks                             2
                                      Performance                            3
                                      Additional Investment Information      4
                                      Management                             6

                    YOUR INVESTMENT

Information for managing              Purchases and Redemptions              7
       your Fund account              Conflicts of Interest                  7
                                      Distributions and Taxes                7
                                      Services Agreement                     8

               FINANCIAL INFORMATION

                                      Financial Highlights                   9

              ADDITIONAL INFORMATION

How to learn more about the Fund      Back Cover
     and other Lord Abbett Funds

                                    THE FUND

GOAL

  The Fund's investment objective is long-term capital appreciation.


PRINCIPAL STRATEGY

  To pursue this goal, the Fund primarily invests in stocks of companies principally based outside the United States. Under normal circumstances, the Fund will invest at least 80% of its net assets in stocks of companies headquartered in at least three different countries outside the United States. The Fund normally intends to invest at least 65% of its net assets in stocks of small companies, those with market capitalizations of less than $2.5 billion; although, the Fund may also invest in stocks of larger companies. This market capitalization threshold may vary in response to changes in the markets. In selecting investments for the Fund, we look for:
  - developing global trends to identify industries that will produce above-trend sales growth,
  - companies we see as having the best potential for sales and profit growth, and
  - companies whose shares are attractively valued.

MAIN RISKS

  The Fund is subject to the general risks and considerations associated with equity investing. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Although some of the companies in which the Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations. In addition, the Fund is subject to the risks of investing in foreign securities and in the securities of small companies.

  Investing in small companies generally involves greater risks than investing in the stocks of large companies. Small companies may have less experienced management and unproven track records. They may rely on limited product lines and have limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. In addition, small-company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. As a result, there may be less liquidity in the prices of small-company stocks, subjecting them to greater price fluctuations than larger companies.

  Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries.

  Investing in both small and foreign companies generally involves some degree of information risk. That means that key information about an issuer, security or market may be inaccurate or unavailable.

  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.


[SIDENOTE]

WE OR THE FUND refers to the International Portfolio, one of four separate portfolios of the Lord Abbett Series Fund, Inc. (the "Company").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

SMALL-COMPANIES are often new and less established, with a tendency to be faster-growing but more volatile and less liquid than large company stocks.


2  The Fund

                                                         INTERNATIONAL PORTFOLIO

PERFORMANCE

  The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

  The bar chart shows changes in the performance of the Fund's Class VC shares from calendar year to calendar year. The Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. This chart does not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.


[CHART]

BAR CHART (PER CALENDAR YEAR) -  CLASS VC SHARES

00      -25.1%
01      -26.7%

BEST QUARTER 1st Q '00   +10.2%                WORST QUARTER  4th Q '00   -20.8%


  The table below shows how the average annual total returns of the Fund's Class VC shares compared to those of a broad-based securities market index. The Fund intends to replace the Morgan Stanley Capital International Europe, Australasia and Far East Index with the Salomon Smith Barney Small Cap World ex-US Index, which more closely reflects the market capitalization range in which the Fund invests.


AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2001


SHARE CLASS                                             1 YEAR     LIFE OF FUND
Class VC shares(1)                                     -26.73%      -13.84%

Morgan Stanley Capital International Europe
Australasia and Far East Index(2)                      -21.21%       -9.77%(3)

Salomon Smith Barney Small Cap World ex-US Index(2)    -13.59%       -7.60%(3)


(1) The date of inception for Class VC is 9/15/99.

(2) Performance for the unmanaged indices does not reflect fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.
(3) This represents total return for the period 9/30/99 to 12/31/01, to correspond with the period shown.


                                                                    The Fund  3

ADDITIONAL INVESTMENT INFORMATION

  This section describes some investment techniques used by the Fund and some of the risks associated with those techniques.

  ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve, with board approval, effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

  DEPOSITORY RECEIPTS. The Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs") and similar depository receipts. ADRs, typically issued by a financial institution (a "depository"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depository. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S. For purposes of the Funds' investment policies, ADRs are treated as foreign securities.

  EMERGING COUNTRIES RISK. The Fund may invest in emerging country securities. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

  EQUITY SECURITIES. The Fund may invest in equity securities. Equity securities include common stocks, preferred stocks, convertible securities, depository receipts, warrants and similar instruments. Common stocks, the most familiar type, represent an ownership interest in a company. The value of equity securities fluctuates based on changes in a company's financial condition and on market and economic conditions.

  FOREIGN CURRENCY TRANSACTIONS. The Fund may, but is not required to, engage in various types of foreign currency exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates. The Fund may employ a variety of investments and techniques including spot and forward foreign exchange transactions, currency swaps, listed or OTC options on currencies, and currency futures and options on currency futures.

   There is no guarantee that these hedging activities will be successful, and they may result in losses. Although the Fund may use foreign exchange transactions to hedge against adverse currency movements, foreign exchange transactions involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses. Foreign exchange transactions may subject the Fund to the risk that the counterparty will be unable to honor its financial obligation to the Fund, and the risk that relatively small

4  The Fund
  market movements may result in large changes in the value of a foreign exchange instrument. If the Fund cross-hedges, the Fund will face the risk that the foreign exchange instrument purchased will not correlate as expected with the position being hedged.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may enter into financial futures contracts and options thereon for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over the counter market ("OTC"). The Fund may not purchase or sell futures contracts or options on futures contracts on a CFTC regulated exchange for non-bona fide hedging purposes if the aggregated initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

  LISTED OPTIONS ON SECURITIES. The Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). A "call option" is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write covered call options with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The Fund will not purchase an option if, as a result of such purchase, more than 5% of its net assets would be invested in premiums for such options. The Fund may only sell (write) covered put options to the extent that cover for such options does not exceed 25% of its net assets. The Fund may only sell (write) covered call options having an aggregate market value of less than 25% of its net assets.

  RISKS OF OPTIONS AND FUTURES. Fund transactions, if any, in futures, options on futures and other options involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

  TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, repurchase agreements collateralized by these securities and comparable foreign fixed income securities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.

                                                                    The Fund  5

MANAGEMENT

  The Fund's investment adviser is Lord, Abbett & Co. ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with over $46 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

  Lord Abbett is entitled to a management fee at an annual rate of 1% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. For the fiscal year ended December 31, 2001, Lord Abbett waived a portion of its management fee and subsidized a portion of the other expenses of the Fund. Lord Abbett may stop waiving the management fees and subsidizing the other expenses at anytime. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

  INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments.

  The investment management team is headed by Ingrid C. Holm, Investment Manager
  - Global Equity Investment. The other senior member of the team is Robert G. Morris. Ms. Holm joined Lord Abbett in 2001, from Batterymarch Financial Management, Inc. where she served as Portfolio Manager - International from 2000 to 2001, prior thereto she held various positions at the Prudential Insurance Company of America, most recently as a Global Equity Portfolio Manager. Ms. Holm is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1982. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Morris is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1971.


6  The Fund

                                YOUR INVESTMENT

PURCHASES AND REDEMPTIONS

  This Prospectus offers, at net asset value ("NAV"), one class of shares named International Portfolio that is also referred to in this prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

CONFLICTS OF INTEREST

  As discussed above, shares offered by this prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Company does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intend to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES

  The Fund expects to pay its shareholders dividends from its net investment income and distribute its net capital gains (if any) annually as "capital gains distributions".

  The Fund intends to comply with the diversification requirements, contained in
  Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55 percent of the value of its total assets in the securities of a single issuer; more than 70 percent of the value of its total assets in the securities of any two issuers; more than 80 percent of the value of its total assets in the securities of any three issuers; or more than 90 percent of the value of its total assets in the securities of any four issuers. For purposes of these requirements, all securities of the same issuer are considered a single investment. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements, on the last day of a quarter of the calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.


[SIDENOTE]

NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.


                                                             Your Investment  7

  For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

  Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICES AGREEMENT

  Certain insurance companies will be compensated up to .25 of 1% to service and maintain shareholder accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.


8  Your Investment

                                                         INTERNATIONAL PORTFOLIO


                              FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

  This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Independent Auditors' Report thereon appear in the 2001 Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information, which is available upon request. The total return information for the portfolio shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for the periods shown.



                                                                     YEAR ENDED 12/31          9/15/1999(c)
                                                                --------------------------         TO
Per Share Operating Performance:                                  2001              2000        12/31/1999
NET ASSET VALUE, BEGINNING OF PERIOD                            $  8.56           $ 11.86        $ 10.00
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
 Net investment income                                              .04(b)            .17(b)         .03(b)
-------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                          (2.33)            (3.15)          2.88
-------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                  (2.29)            (2.98)          2.91
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
-------------------------------------------------------------------------------------------------------------
 Net investment income                                             (.01)             (.24)          (.03)
-------------------------------------------------------------------------------------------------------------
 Net realized gain                                                   --              (.08)         (1.02)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (.01)             (.32)         (1.05)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $  6.26           $  8.56        $ 11.86
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  (26.73)%          (25.05)%        29.39%(d)
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------
 Expenses, including waiver and expense reductions                 1.03%               --             --
-------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver and expense reductions                 6.15%             2.37%          1.53%(d)
-------------------------------------------------------------------------------------------------------------
 Net investment income                                              .64%             1.49%           .27%(d)
-------------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED 12/31         9/15/1999(c)
                                                                 --------------------------         TO
SUPPLEMENTAL DATA:                                                 2001              2000       12/31/1999
NET ASSETS, END OF PERIOD (000)                                 $ 1,081           $   824        $   663
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                           52.43%            18.68%         38.29%
-------------------------------------------------------------------------------------------------------------


(a) Total return assumes the reinvestment of all distributions.
(b) Calculated using average shares outstanding during the period.
(c) Commencement of operations.
(d) Not annualized.


                                                        Financial Information 9

ADDITIONAL INFORMATION

  This prospectus is intended for use in connection with a Variable Contract Plan. More information on this Fund is available free upon request including:

  ANNUAL/SEMI-ANNUAL REPORT

  Describes the Fund, lists portfolio holdings, contains a letter from the Fund's manager discussing recent market conditions and investment strategies and contains additional performance information.

  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

  Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

                    Lord Abbett Series Fund, Inc.
                              International Portfolio

                                                                      LASF-INT-1
                                                                          (5/02)

                           SEC FILE NUMBERS: 811-5876

[SIDENOTE]

TO OBTAIN INFORMATION

BY TELEPHONE.  Call the Fund at: (888)522-2388

BY MAIL.  Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

VIA THE INTERNET.
LORD, ABBETT & CO.
www.LordAbbett.com

Text only versions of Fund documents can be viewed online or downloaded from the
SEC: www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT LOGO]

Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street o Jersey City, New Jersey 07302-3973

                                                              [LORD ABBETT LOGO]

                                                                     May 1, 2002

                                                                      PROSPECTUS

LORD ABBETT

LORD ABBETT SERIES FUND --
   MID-CAP VALUE PORTFOLIO

Serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              TABLE OF CONTENTS

                              The FUND                                     Page
            What you should know    GOAL                                     2
                  about the Fund
                                    PRINCIPAL STRATEGY                       2

                                    MAIN RISKS                               2

                                    PERFORMANCE                              3

                                    ADDITIONAL INVESTMENT INFORMATION        4

                                    MANAGEMENT                               5

                             Your INVESTMENT

        Information for managing    PURCHASES AND REDEMPTIONS                6
               your Fund account
                                    CONFLICTS OF INTEREST                    6

                                    DISTRIBUTIONS AND TAXES                  6

                                    SERVICES AGREEMENT                       7

                        Financial INFORMATION

                                    FINANCIAL HIGHLIGHTS                     8

                       Additional INFORMATION

How to learn more about the Fund    BACK COVER
     and other Lord Abbett Funds


                                   THE FUND

GOAL

     The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

PRINCIPAL STRATEGY


     To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalization of roughly $500 million to $10 billion, at the time of purchase. This market capitalization range may vary in response to changes in the markets. The Fund will provide shareholders with at least 60 days notice of any change in this policy. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, depository receipts and warrants.

     In selecting investments, the Fund, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement. In trying to identify those companies, we look for such factors as:

     - changes in economic and financial environment
     - new or improved products or services
     - new or rapidly expanding markets
     - changes in management or structure of the company
     - price increases for the company's products or services
     - improved efficiencies resulting from new technologies or changes in distribution
     - changes in government regulations, political climate or competitive conditions



MAIN RISKS

     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. The stocks of mid-sized companies may perform differently than the market as a whole and other types of stocks, such as large company stocks and growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     Investments in mid-sized company stocks generally may involve greater risks than investments in large company stocks. Mid-sized companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have relatively less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. In addition, there may be less liquidity in mid-sized company stocks, subjecting them to greater price fluctuations than larger company stocks.


     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

[SIDENOTE]

WE OR THE FUND refers to the Mid-Cap Value Portfolio, one of four separate portfolios of the Lord Abbett Series Fund, Inc. (the "Company").


ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.



2 The Fund

                             MID-CAP VALUE PORTFOLIO

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class VC shares from calendar year to calendar year. The Fund's shares are currently sold only to certain insurance company separate accounts that fund variable annuity contracts and variable life insurance policies. This chart does not reflect the sales charges or other expenses of such contracts. If those sales charges and expenses were reflected, returns would be less.


BAR CHART (PER CALENDAR YEAR) - CLASS VC SHARES

[CHART]

                               00         52.4%
                               01          8.1%

BEST QUARTER   4th Q '00   +14.7%     WORST QUARTER   3rd Q '01   -8.28%


     The table below shows how the average annual total returns of the Fund's Class VC shares compared to those of two broad-based securities market indices. The Fund believes that the S&P MidCap 400/Barra Value Index more closely reflects the market capitalization range of the Fund and therefore intends to remove the Russell Mid-Cap Index as an additional broad-based index.



AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2001




SHARE CLASS                                 1 YEAR         LIFE OF FUND
Class VC shares(1)                           8.05%           23.59%
Russell Mid-Cap Index(2)                    -5.62%            8.35%(3)
S&P MidCap 400/Barra Value Index(2)          7.14%           18.65%(3)


(1) The date of inception for Class VC is 9/15/99.
(2) Performance for the unmanaged indices does not reflect fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.

(3) This represents total returns for the period 9/30/99 to 12/31/01, to correspond with the period shown.


                                                                      The Fund 3

ADDITIONAL INVESTMENT INFORMATION

     This section describes some investment techniques used by the Fund and some of the risks associated with those techniques.

     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve, with board approval, effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

     DEPOSITORY RECEIPTS. The Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs") and similar depository receipts. ADRs, typically issued by a financial institution (a "depository"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depository. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S.; however, for purposes of the Fund's investment policies, ADRs are not treated as foreign securities.

     FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by these securities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

4 The Fund

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co. ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with over $46 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

     Lord Abbett is entitled to a management fee at an annual rate of .75 of 1% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. For the fiscal year ended December 31, 2001, Lord Abbett waived a portion of its management fee and subsidized a portion of the other expenses of the Fund. Lord Abbett may stop waiving the management fees and subsidizing the other expenses at any time. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Edward von der Linde, Partner and Investment Manager, heads the team, the other senior members of which are Eileen Banko, Howard Hansen, and David Builder.
     Mr. von der Linde joined Lord Abbett in 1988 and has been in the investment business since 1985. Mr. Hansen, Investment Manager, joined Lord Abbett in 1995, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1985. Ms. Banko, Equity Analyst, joined Lord Abbett in 1990 and has been in the investment business since 1989. Mr. Builder, Equity Analyst, joined Lord Abbett in 1998. Before joining Lord Abbett he served as an Equity Analyst at Bear Stearns.
     Mr. Builder has been in the investment business since 1987.



                                                                      The Fund 5

                                YOUR INVESTMENT

PURCHASES AND REDEMPTIONS

     This prospectus offers, at net asset value ("NAV"), one class of shares named Mid-Cap Value Portfolio that is also referred to in this prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

CONFLICTS OF INTEREST

     As discussed above, shares offered by this prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Company does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intend to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.


DISTRIBUTIONS AND TAXES

     The Fund expects to pay its shareholders dividends from its net investment income and distribute its net capital gains (if any) annually as "capital gains distributions."

     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55 percent of the value of its total assets in the securities of a single issuer; more than 70 percent of the value of its total assets in the securities of any two issuers; more than 80 percent of the value of its total assets in the securities of any three issuers; or more than 90 percent of the value of its total assets in the securities of any four issuers. For purposes of these requirements, all securities of the same issuer are considered a single investment. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements on the last day of a quarter of the calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.


[SIDENOTE]

NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.


6 Your Investment

     For information about the federal income tax treatment of distributions to the separate accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contracts.

     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.


SERVICES AGREEMENT

     Certain insurance companies will be compensated up to .25 of 1% to service and maintain shareholder accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.



                                                               Your Investment 7

                                                         MID-CAP VALUE PORTFOLIO

                              FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Independent Auditors' Report thereon appear in the 2001 Annual Report to Shareholders, and are incorporated by reference into the Statement of Additional Information, which is available upon request. The total return information for the portfolio shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for the periods shown.



                                                            MID-CAP VALUE PORTFOLIO
                                                      ----------------------------------
                                                                            9/15/1999(c)
                                                                            ---------
                                                      YEAR ENDED 12/31          TO
                                                      ----------------          --
PER SHARE OPERATING PERFORMANCE                        2001       2000       12/31/1999
                                                       ----       ----       ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $14.38     $ 9.87        $10.00
------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
 Net investment income                                   .13(b)     .26(b)        .05(b)
------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                1.03       4.80          (.13)
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        1.16       5.06          (.08)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
------------------------------------------------------------------------------------------
 Net investment income                                  (.05)      (.11)         (.05)
------------------------------------------------------------------------------------------
 Net realized gain                                      (.04)      (.44)           --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (.09)      (.55)         (.05)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $15.45     $14.38        $ 9.87
------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                         8.05%     52.45%         (.82)%(d)
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
 Expenses, including waiver and expense reductions       .99%        --            --
------------------------------------------------------------------------------------------
 Expenses, excluding waiver and expense reductions      1.20%      1.56%         1.09%(d)
------------------------------------------------------------------------------------------
 Net investment income                                   .88%      2.11%          .51%(d)
------------------------------------------------------------------------------------------



                                                                           9/15/1999(c)
                                                                           ---------
                                                     YEAR ENDED 12/31          TO
                                                     ----------------          --
SUPPLEMENTAL DATA:                                    2001       2000       12/31/1999
                                                      ----       ----       ----------
NET ASSETS, END OF PERIOD (000)                      $35,386    $3,578          $532
------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                27.83%    56.42%        22.92%
------------------------------------------------------------------------------------------



(a) Total return assumes the reinvestment of all distributions.
(b) Calculated using average shares outstanding during the period.
(c) Commencement of operations.
(d) Not annualized.



8 Financial Information

ADDITIONAL INFORMATION

     This prospectus is intended for use in connection with a Variable Contract Plan. More information on this Fund is available free upon request, including:

     ANNUAL/SEMI-ANNUAL REPORT

     Describes the Fund, lists portfolio holdings, contains a letter from the Fund's manager discussing recent market conditions and investment strategies and contains additional performance information.


     STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).



                          Lord Abbett Series Fund, Inc.
                            Mid-Cap Value Portfolio


                                                                      LASF-MCV-1
                                                                          (5/02)


                            SEC FILE NUMBER: 811-5876

[SIDENOTE]

TO OBTAIN INFORMATION:

BY TELEPHONE. Call the Fund at:
888-522-2388

BY MAIL.  Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

VIA THE INTERNET.
LORD, ABBETT & CO.
www.LordAbbett.com


Text only versions of Fund documents can be viewed online or downloaded from the
SEC: www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT LOGO]

  Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

LORD ABBETT                                               [LORD ABBETT LOGO]

                                                                 MAY 1, 2002

                                                                  PROSPECTUS

LORD ABBETT SERIES FUND --
  BOND-DEBENTURE PORTFOLIO

Serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                       PAGE
                        THE FUND

            What you should know    Goal                                 2
                  about the Fund    Principal Strategy                   2
                                    Main Risks                           2
                                    Performance                          3
                                    Additional Investment Information    3
                                    Management                           4

                 YOUR INVESTMENT

        Information for managing    Purchases and Redemptions            5
               your Fund account    Conflict of Interest                 5
                                    Distributions and Taxes              5
                                    Services Agreement                   6

           FINANCIAL INFORMATION

                                    Financial Highlights                 7

          ADDITIONAL INFORMATION

How to learn more about the Fund    Back Cover
     and other Lord Abbett Funds

                                    THE FUND

GOAL

   The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

PRINCIPAL STRATEGY


   To pursue its goal, the Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings, in fixed income securities of various types. The Fund will provide shareholders with at least 60 days notice of any change in this policy. These securities may include: all types of bonds, debentures, high-yield and investment grade debt securities, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, preferred stocks, and emerging market debt securities. At least 20% of the Fund's assets must be invested in any combination of investment grade securities, U.S. Government securities and cash equivalents.

   We believe that a high total return (current income and capital appreciation) may be derived from an actively managed, diversified portfolio of investments. Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce risks. We seek unusual values, using fundamental, bottom-up research to identify undervalued securities. In recent years, the Fund has found good value in high-yield debt securities, sometimes called "lower-rated bonds" or "junk bonds," and has invested more than half its assets in those securities. Higher yields on debt securities can be available during periods of high inflation when the demand for borrowed money is high. Also, buying lower-rated bonds when we believe the credit risk is likely to decrease may generate higher returns.

MAIN RISKS

   The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. Longer-term debt securities are usually more sensitive to interest rate changes. This means that the longer the maturity of a security, the greater the effect a change in interest rates is likely to have on its price. High-yield securities or junk bonds are usually more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling.

   There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. In addition, the market for high-yield securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

   The Fund may invest up to 20% of its assets in foreign securities. Investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

[SIDENOTE]

WE OR THE FUND refers to the Bond-Debenture Portfolio, one of four separate portfolios of the Lord Abbett Series Fund, Inc. (the "Company").


ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

HIGH-YIELD DEBT SECURITIES (sometimes called "lower-rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB), or Fitch Investors Service (AAA, AA, A, BBB), (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.


2  The Fund

                                                        BOND-DEBENTURE PORTFOLIO

PERFORMANCE


   This prospectus does not show performance information for the Fund because the Fund has less than one year of performance.

ADDITIONAL INVESTMENT INFORMATION

   This section describes some investment techniques used by the Fund and some of the risks associated with those techniques.

   ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve, with board approval, effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

   CONVERTIBLE SECURITIES. The Fund may invest in convertible bonds and convertible stocks. These investments tend to be more volatile than debt securities but tend to be less volatile and produce more income than their underlying common stocks.

   DEPOSITORY RECEIPTS. The Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs") and similar depository receipts. ADRs, typically issued by a financial institution (a "depository"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depository. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S.; however, for purposes of the Fund's investment policies, ADRs are not treated as foreign securities.

   FOREIGN SECURITIES. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

   Foreign Securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

   TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by these securities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

                                                                     The Fund  3

MANAGEMENT

   The Fund's investment adviser is Lord, Abbett & Co. ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with over $46 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.


   Lord Abbett is entitled to a management fee at an annual rate of .50 of 1% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.


   INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team. The other senior members include Richard Szaro, Michael S. Goldstein and Thomas Baade. Mr. Towle, Partner and Investment Manager, joined Lord Abbett in 1987. Mr. Towle is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1980. Mr. Szaro, Associate Investment Manager-Fixed Income, joined Lord Abbett in 1983 and has been in the investment business since 1964. Mr. Goldstein, Fixed Income Investment Manager, joined Lord Abbett in 1997. Before joining Lord Abbett, he served as an Assistant Vice President at Credit Suisse Asset Management. Mr. Goldstein is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1990. Mr. Baade, Senior Fixed Income analyst, joined Lord Abbett in 1998. Before joining Lord Abbett, he served as a Senior Vice President and Municipal Analyst at Lehman Brothers, and has been in the investment business since 1982.


4  The Fund

                                 YOUR INVESTMENT

PURCHASES AND REDEMPTIONS


   This prospectus offers, at net asset value ("NAV"), one class of shares named Bond-Debenture Portfolio that is also referred to in this prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

CONFLICTS OF INTEREST

   As discussed above, shares offered by this prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Company does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intend to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.


DISTRIBUTIONS AND TAXES


   The Fund expects to pay its shareholders dividends from its net investment income and distribute its net capital gains (if any) annually as "capital gains distributions."

   The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55 percent of the value of its total assets in the securities of a single issuer; more than 70 percent of the value of its total assets in the securities of any two issuers; more than 80 percent of the value of its total assets in the securities of any three issuers; or more than 90 percent of the value of its total assets in the securities of any four issuers. For purposes of these requirements, all securities of the same issuer are considered a single investment. In the case of government securities, each U.S. Governmental agency is generally treated as a separated issuer. If the Fund fails to satisfy these diversification requirements, on the last day of a quarter of the calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.


[SIDENOTE]


   NAV per Class VC share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

   VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.

                                                             Your Investment  5

   For information about the federal income tax treatment of distributions to the separate Variable Contracts accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

   Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.


SERVICES AGREEMENT


   Certain insurance companies will be compensated up to .25 of 1% to service and maintain shareholder accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.


6  Your Investment

                                                        BOND-DEBENTURE PORTFOLIO


                             FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

   This table describes the Fund's performance for the fiscal period indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements and the Independent Auditors' Report thereon appear in the 2001 Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information, which is available upon request. The total return information for the portfolio shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for all periods shown.



                                                                 12/3/2001*
                                                                     TO
Per Share Operating Performance                                  12/31/2001
NET ASSET VALUE, BEGINNING OF PERIOD                             $  10.00

INVESTMENT OPERATIONS

 Net investment income                                                .03(b)

 Net realized and unrealized loss                                      --(d)

TOTAL FROM INVESTMENT OPERATIONS                                      .03

NET ASSET VALUE, END OF PERIOD                                   $  10.03

TOTAL RETURN(a)                                                       .30%(c)

RATIOS TO AVERAGE NET ASSETS

 Expenses, including expense reductions                               .07%(c)

 Expenses, excluding expense reductions                               .33%(c)

 Net investment income                                                .34%(c)

                                                                 12/3/2001*
                                                                     TO
SUPPLEMENTAL DATA:                                               12/31/2001
NET ASSETS, END OF PERIOD (000)                                  $  1,003

PORTFOLIO TURNOVER RATE                                             21.07%



(a) Total return assumes the reinvestment of all distributions.
(b) Calculated using average shares outstanding during the period.
(c) Not annualized.
(d) Less than $.01.
*   Commencement of operations December 3, 2001.


                                                        Financial Information  7

ADDITIONAL INFORMATION

   This prospectus is intended for use in connection with a Variable Contract Plan. More information on this Fund is available free upon request, including:


   ANNUAL/SEMI-ANNUAL REPORT
   Describes the Fund, list portfolio holdings, contains a letter from the Fund's manager discussing recent market conditions and investment strategies and contains additional performance information.


   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
   Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).
   Both the SAI and the prospectus may be obtained, without charge, by writing to the Fund or by calling: 888-522-2388.


Lord Abbett Series Fund, Inc.                                          LASF-BD-1
            Bond-Debenture Portfolio                                      (5/02)


[SIDENOTE]


TO OBTAIN INFORMATION:


BY TELEPHONE. Call the Fund at:
888-522-2388

BY MAIL. Write to the Fund at:
The Lord Abbett Family of Funds,
90 Hudson Street
Jersey City, NJ 07302-3973

VIA THE INTERNET.
LORD, ABBETT & CO.
www.lordabbett.com


Text only versions of Fund documents can be viewed online or downloaded from the
SEC: www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT LOGO]

               Lord Abbett Mutual Fund shares are distributed by:
                          LORD ABBETT DISTRIBUTOR LLC
             90 Hudson Street - Jersey City, New Jersey 07302-3973


   SEC FILE NUMBERS: 811-5876

                          LORD ABBETT SERIES FUND, INC.
                            BOND-DEBENTURE PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                             INTERNATIONAL PORTFOLIO
                             MID-CAP VALUE PORTFOLIO



This Statement of Additional Information is not a Prospectus. A Prospectus for the Bond-Debenture Portfolio, Growth and Income Portfolio, International Portfolio and Mid-Cap Value Portfolio may be obtained from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, New Jersey 07302-3973. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectuses dated May 1, 2002.

Shareholder inquiries should be made by directly writing to the Lord Abbett Series Fund, Inc. or by calling 800-821-5129. The Annual Report to Shareholders is available without charge, upon request by calling that number.




     TABLE OF CONTENTS                                           PAGE

     1.   Fund History                                           2
     2.   Investment Policies                                    2
     3.   Management of the Funds                                11
     4    Control Persons and Principal Holders of Securities    18
     5.   Investment Advisory and Other Services                 19
     6.   Brokerage Allocations and Other Practices              20
     7.   Capital Stock and Other Securities                     22
     8.   Purchases, Redemptions and Shareholder Services        22
     9.   Taxation of the Funds                                  23
     10.  Underwriter                                            24
     11.  Performance                                            25
     12.  Financial Statements                                   25

          Appendix                                               26

                                       1.
                                  FUND HISTORY

Lord Abbett Series Fund, Inc. (the "Company") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Company was incorporated under Maryland law in 1989. The Company has four funds or portfolios, Bond-Debenture Portfolio, Growth and Income Portfolio, International Portfolio, and Mid-Cap Value Portfolio (each individually the "Fund", or collectively the "Funds"). Bond-Debenture Portfolio, International Portfolio, and Mid-Cap Value Portfolio are separate classes of the Company. Growth and Income Portfolio is a separate series of the Company with two classes of shares -- Variable Contract Class ("Class VC") and Pension Class. Each Fund's Prospectus and this Statement of Additional Information offer only Growth and Income Class VC, Bond-Debenture Portfolio, International Portfolio, and Mid-Cap Value Portfolio shares. Each Fund's Prospectus and this Statement of Additional Information also refer to the shares of Bond-Debenture Portfolio, International Portfolio, and Mid-Cap Value Portfolio as "Class VC shares."


                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS.

GROWTH AND INCOME PORTFOLIO. The Growth and Income Portfolio is subject to the following fundamental investment restrictions, that cannot be changed without the approval of a majority of the Fund's respective shareholders.

The Fund may not:

     (1) sell short securities or buy securities or evidences of interests therein on margin, although it may obtain short-term credit necessary for the clearance of purchases of securities;

     (2) buy or sell put or call options, although it may buy, hold or sell rights or warrants, write covered call options and enter into closing purchase transactions as discussed below;

     (3) borrow money which is in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes (borrowings beyond 5% of such total assets may not be used for investment leverage to purchase securities but solely to meet redemption requests where the liquidation of the Fund's investment is deemed to be inconvenient or disadvantageous);

     (4) invest in securities or other assets not readily marketable at the time of purchase or subject to legal or contractual restrictions on resale except as described under "Restricted or Not Readily Marketable Securities for the Growth and Income Portfolio" below;

     (5) act as underwriter of securities issued by others, unless it is deemed to be one in selling a portfolio security requiring registration under the Securities Act of 1933, such as those described under "Restricted or Not Readily Marketable Securities for the Growth and Income Portfolio" below;

     (6) lend money or securities to any person except that it may enter into short-term repurchase agreements with sellers of securities it has purchased, and it may lend its portfolio securities to registered broker-dealers where the loan is 100% secured by cash or its equivalent as long as it complies with regulatory requirements and the Fund deems such loans not to expose the Fund to significant risk (investment in repurchase agreements exceeding 7 days and in other illiquid investments is limited to a maximum of 5% of a Fund's assets);

     (7) pledge, mortgage or hypothecate its assets; however, this provision does not apply to permitted borrowing mentioned above or to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options;

     (8) buy or sell real estate including limited partnership interests therein (except securities of companies, such as real estate investment trusts, that deal in real estate or interests therein), or oil, gas or other mineral leases, commodities or commodity contracts in the ordinary course of its business, except such interests and other property acquired as a result of owning other securities, though securities will not be purchased in order to acquire any of these interests;

     (9) invest more than 5% of its gross assets, taken at market value at the time of investment, in companies (including their predecessors) with less than three years' continuous operation;

     (10) buy securities if the purchase would then cause the Fund to have more than (i) 5% of its gross assets, at market value at the time of purchase, invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) 25% of its gross assets, at market value at the time of purchase, invested in securities issued or guaranteed by a foreign government, its agencies or instrumentalities;

     (11) buy voting securities if the purchase would then cause the Fund to own more than 10% of the outstanding voting stock of any one issuer;

     (12) own securities in a company when any of its officers, directors or security holders is an officer or director of the Fund or an officer, director or partner of the Investment Manager or sub-adviser, if after the purchase any of such persons owns beneficially more than 1/2 of 1% of such securities and such persons together own more than 5% of such securities;

     (13) concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, up to 25% of its gross assets (at market value at the time of investment) may be invested in any one industry classification used for investment purposes;

     (14) buy securities from or sell securities to the Fund's officers, directors, or employees, or to the Investment Manager or sub-adviser or to their partners, directors and employees; or

     (15) issue senior securities to the extent such issuance would violate applicable law.

The Fund's investment objectives described in the Prospectus and the Fund's investment restrictions described above in this Statement of Additional Information can both be changed only with the approval of a majority of the outstanding shares of the affected Fund.


BOND-DEBENTURE PORTFOLIO, INTERNATIONAL PORTFOLIO AND MID-CAP VALUE PORTFOLIO.

The Bond-Debenture Portfolio, International Portfolio, and Mid-Cap Value Portfolio are subject to the following investment restrictions that cannot be changed without approval of a majority of each Fund's outstanding shareholders.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein) or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with investment restrictions will be determined at the time of purchase or sale of the portfolio investments.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.

GROWTH AND INCOME PORTFOLIO, BOND-DEBENTURE PORTFOLIO, INTERNATIONAL PORTFOLIO AND MID-CAP VALUE PORTFOLIO.

In addition to the policies in each Fund's prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment policies that may be changed by the Board of Directors without shareholder approval. If and to the extent that any Non-Fundamental Investment Restriction conflicts or appears to conflict with a Fundamental Investment Restriction, the Fundamental Investment Restriction shall govern.


Each Fund may not:


     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment), except for the Growth and Income Portfolio which shall not invest more than 5%, in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Board of Directors;

     (3) invest in the securities of other investment companies as defined in the Act, except as permitted by applicable law;

     (4) invest in securities of issuers that, with their predecessors, have a record of less than three years' continuous operations, if more than 5% of each Fund's total assets would be invested in such securities (this restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

     (5) hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more officers or directors of the Company or by one or more partners or members of the Fund's underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer;

     (6) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund's total assets (included within such limitation, but not to exceed 2% of each Fund's total assets, are warrants that are not listed on the New York or American Stock Exchange or a major foreign exchange);

     (7) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (8) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its prospectus and Statement of Additional Information, as they may be amended from time to time; or

     (9) buy from or sell to any of its officers, directors, employees, or its investment adviser or any of its officers, directors, partners or employees, any securities other than shares of the Fund's common stock.


PORTFOLIO TURNOVER RATE. For the fiscal years ended December 31, 2001 and 2000, the portfolio turnover rate was 60.79% and 42.00%, respectively, for Growth and Income Portfolio; 52.43% and 18.68%, respectively, for International Portfolio; and 27.83% and 56.42%, respectively, for Mid-Cap Value Portfolio. For the period from December 3, 2001 through December 31, 2001, the portfolio turnover rate was 21.07% for the Bond-Debenture Portfolio.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. The following sections provide further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.

BORROWINGS. Each Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions". If a Fund borrows money and experiences a decline in its net asset value, the borrowing could increase its losses.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. They generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed income security, tends to trade increasingly on a yield basis, and thus, may not decline in price to the same extent as the underlying common stock. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

DEBT SECURITIES. Consistent with their respective investment objectives, each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITORY RECEIPTS. Each Fund, except Bond-Debenture Portfolio, may invest in sponsored and unsponsored American Depository Receipts ("ADRs") and similar depository receipts. ADRs, typically issued by a financial institution (a "depository"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depository. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S.

FOREIGN SECURITIES. The International Portfolio may invest all of its assets in foreign securities. Bond-Debenture Portfolio may invest up to 20% of its net assets in foreign securities. The Growth and Income Portfolio and Mid-Cap Value Portfolio may invest up to 10% of their net assets in foreign securities. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.
     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.
     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.
     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.
     - Foreign securities may trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.
     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, and political or social instability or diplomatic developments that could affect investments in those countries.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although each Fund has no current intention of doing so, each Fund, with Board authorization, engage in futures and options on futures transactions in accordance with its investment objective and policies.

Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts, for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.
     - Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve; a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.
     - The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
     - Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund's net asset value.
     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.
     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES CONTRACTS. Each Fund, except Bond-Debenture Portfolio, may, with Board authorization, seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays the good faith deposit described below.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when the Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.

Stock Index Futures Contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, we have not entered into any futures contracts and have no present intent to do so.

HIGH-YIELD DEBT SECURITIES. Bond-Debenture Portfolio may invest substantially all of its assets in high-yield debt securities. High-yield debt securities (also referred to as "junk bonds") are rated BB/Ba or lower and typically pay a higher yield, but entail greater risks, than investment grade debt securities. When compared to investment grade debt securities, high-yield debt securities:

     - have a higher risk of default and their prices can be much more volatile due to lower liquidity;
     -    tend to be less sensitive to interest rate changes; and
     - pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession.

Since the risk of default is higher among high-yield debt securities, Lord Abbett's research and analyses are an important ingredient in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Fund seeks to reduce this risk. There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur. The Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

ILLIQUID SECURITIES. Bond-Debenture Portfolio, International Portfolio and Mid-Cap Value Portfolio may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Growth and Income Portfolio may invest up to 5% of its net assets in illiquid securities. Illiquid securities include:

     -    domestic and foreign securities that are not readily marketable;
     - repurchase agreements and time deposits with a notice or demand period of more than seven days; and
     - certain restricted securities, unless the Board of Directors determines, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Funds indirectly will bear their proportionate share of any management fees and other expenses paid by the investment companies in which they invest. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with their investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. The Funds may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of the securities of such an investment company may not perfectly parallel the price movement of the underlying index.

LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolios in an attempt to increase its income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, the Funds forgo the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund also may enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund may only sell (write) covered call options having an aggregate market value of less than 25% of its net assets.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Funds may use options for hedging or cross hedging purposes or to seek to increase total return (which is considered a speculative activity). If the investment manager is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Fund's portfolio securities, the Fund may incur losses. The use of options can also increase a Fund's transaction costs.

PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders but after bond owners and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than markets for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative, and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. In this type of transaction, the securities purchased by the Fund have a total value in excess of the value of the repurchase agreement. The Funds require at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Funds and are therefore subject to sale by the trustee in bankruptcy. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Funds intend to limit repurchase agreements to transactions with dealers and financial institutions believed by Fund management to present minimal credit risks. The Funds will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. government or its agencies ("U.S. Government securities") or other permissible means at least equal to the market value of the loaned securities. The Funds may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Funds and is acting as a "placing broker." No fee will be paid to persons affiliated with the Funds.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

SHORT SALES. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is opened a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the prospectus, each of the Funds is authorized to invest temporarily a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position. These securities include:

     - Obligations of the U.S. Government and its agencies and instrumentalities. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include Treasury bills, notes and bonds.
     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.
     - Repurchase agreements. Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price.
     -    Comparable Foreign Fixed Income Securities.

WHEN-ISSUED OR FORWARD TRANSACTIONS. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at our custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of value of fixed-income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

                                       3.
                             MANAGEMENT OF THE FUND


The Company's Board of Directors is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. As discussed fully below, the Board also approves an investment adviser to each Fund, continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

The following Director is the Managing Partner of Lord, Abbett & Co. ("Lord Abbett"), and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.



                                 CURRENT POSITION
NAME AND                         LENGTH OF SERVICE      PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                    WITH COMPANY           DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------   --------------------   -----------------------------------   -------------------------

ROBERT S. DOW                    Director since         Managing Partner and Chief            N/A
90 Hudson Street                 1995; Chairman         Investment Officer of Lord Abbett
Jersey City, New Jersey          since 1996 and         since 1996.
Date of Birth: 3/8/1945          President since 1995



The following outside Directors are also directors or trustees of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.



                                 CURRENT POSITION
NAME AND                         LENGTH OF SERVICE      PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                    WITH COMPANY           DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------   --------------------   -----------------------------------   -------------------------

E. THAYER BIGELOW                Director since 1994    Managing General Partner, Bigelow     Currently serves as a
Bigelow Media, LLC                                      Media, LLC (since 2000); Senior       director of Crane Co.
717 Fifth Avenue, 26th Floor                            Adviser, Time Warner Inc. (1998 -     and Huttig Building
New York, New York                                      2000); Acting Chief Executive         Products Inc.
Date of Birth: 10/22/1941                               Officer of Courtroom Television
                                                        Network  (1997 - 1998); President
                                                        and Chief Executive Officer of Time
                                                        Warner Cable Programming, Inc.
                                                        (1991 - 1997).

WILLIAM H.T. BUSH                Director since 1998    Co-founder and Chairman of the        Currently serves as
Bush-O'Donnell & Co., Inc.                              Board of the financial advisory       director of Wellpoint
101 South Hanley Rd, Suite 1025                         firm of Bush-O'Donnell & Company      Health Network,
St. Louis, Missouri                                     (since 1986).                         Mississippi Valley
Date of Birth: 7/14/1938                                                                      Bancorp, DT Industries
                                                                                              Inc., and Engineered
                                                                                              Support Systems, Inc.

ROBERT B. CALHOUN, JR.           Director since 1998    Managing Director of Monitor          Currently serves as
Monitor Clipper Partners                                Clipper Partners (since 1997) and     director of Avondale,
Two Canal Park                                          President of Clipper Asset            Inc., IGI/Earth Color,
Cambridge, Massachusetts                                Management Corp., both private        Inc., and Interstate
Date of Birth: 10/25/1942                               equity investment funds (since        Bakeries Corp.
                                                        1991).

                                  CURRENT POSITION
NAME AND                          LENGTH OF SERVICE      PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                     WITH COMPANY           DURING PAST FIVE YEARS                DIRECTORSHIPS
-------------------------------   --------------------   -----------------------------------   -------------------------
STEWART S. DIXON                  Director since 1989    Partner in the law firm of Wildman,   N/A
Wildman, Harrold, Allen & Dixon                          Harrold, Allen & Dixon (since
225 W. Wacker Drive, Suite 2800                          1967).
Chicago, Illinois
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS                 Director since 2001    Chief Executive Officer of Houlihan   Currently serves as
Houlihan Lokey Howard & Zukin                            Lokey Howard & Zukin, an investment   director of Adolph Coors
685 Third Ave.                                           bank, (January 2002 to present);      Company.
New York, New York                                       Chairman of Warburg Dillon Read
Date of Birth: 7/30/1947                                 (1999 - 2000); Global Head of
                                                         Corporate Finance of SBC Warburg
                                                         Dillon Read (1997 - 1999); Chief
                                                         Executive Officer of Dillon, Read &
                                                         Co. (1994 - 1997).

C. ALAN MACDONALD                 Director since 1989    Retired - Special Projects            Currently serves as
415 Round Hill Road                                      Consulting (since 1992); formerly     director of Fountainhead
Greenwich, Connecticut                                   President and CEO of Nestle Foods.    Water Company, Careside,
Date of Birth: 5/19/1933                                                                       Inc., Lincoln Snacks,
                                                                                               J.B. Williams Co., Inc.
                                                                                               (personal care products)
                                                                                               and Seix Fund, Inc.*

THOMAS J. NEFF                    Director since 1989    Chairman of Spencer Stuart, U.S.,     Currently serves as
Spencer Stuart, U.S.                                     an executive search consulting firm   director of Ace, Ltd.
277 Park Avenue                                          (since 1996); President of Spencer    and Exult, Inc.
New York, New York                                       Stuart, U.S. (1979 - 1996).
Date of Birth: 10/2/1937

JAMES F. ORR, III                 Director since 2002    President and CEO of LandingPoint     Currently serves as
80 Pinckney Street                                       Capital (since 2002); Chairman and    Chairman of Rockefeller
Boston, Massachusetts                                    CEO of United Asset Management        Foundation, Director of
Date of Birth: 3/5/1943                                  Corporation (2000 to 2001);           Nashua Corp. and
                                                         Chairman and CEO of UNUM Provident    Memorial Drive Trust.
                                                         Corporation (1999 - merger);
                                                         Chairman and CEO of UNUM
                                                         Corporation (1988 -1999).

* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Fund's Chairman and President and Managing General Partner of Lord Abbett.

None of the officers listed below have received compensation from the Funds. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.



                                 CURRENT POSITION       LENGTH OF SERVICE      PRINCIPAL OCCUPATION
NAME AND (DATE OF BIRTH)         WITH COMPANY           OF CURRENT POSITION    DURING PAST FIVE YEARS
------------------------------   --------------------   --------------------   ---------------------------------------------

Ingrid C. Holm (3/21/1959)       Executive Vice         Elected in 2001        Investment Manager-Global Equity, joined
                                 President                                     Lord Abbett in 2001, formerly International
                                                                               Portfolio Manager of Batterymarch Financial
                                                                               Management, Inc. from 2000 to 2001, prior
                                                                               thereto held various positions at the
                                                                               Prudential Insurance Company of America.

W. Thomas Hudson, Jr.            Executive Vice         Elected in 1993        Partner and Investment Manager, joined Lord
(12/16/1941)                     President                                     Abbett in 1982.

Robert G. Morris (11/06/1944)    Executive Vice         Elected in 1995        Partner and Director of Equity Investments,
                                 President                                     joined Lord Abbett in 1991.

Eli M. Salzmann (3/24/1964)      Executive Vice         Elected in 1999        Partner and Director of Institutional Equity
                                 President                                     Investments, joined Lord Abbett in 1997,
                                                                               formerly a Portfolio Manager Analyst at Mutual
                                                                               of America from 1996 to 1997, prior thereto
                                                                               Vice President at Mitchell Hutchins
                                                                               Asset Management.

Christopher J. Towle             Executive Vice         Elected in 1999        Partner and Portfolio Manager, joined Lord
(10/12/1957)                     President                                     Abbett in 1987.

Edward von der Linde             Executive Vice         Elected in 1999        Partner and Investment Manager, joined Lord
(6/12/1960)                      President                                     Abbett in 1988.

Thomas J. Baade (7/13/1964)      Vice President         Elected in 1999        Senior Fixed Income Analyst, joined Lord
                                                                               Abbett in 1998, prior thereto Vice
                                                                               President/Bond Analyst at Smith Barney Inc.

Eileen K. Banko (11/3/1967)      Vice President         Elected in 1999        Equity Analyst, joined Lord Abbett in 1990.

Joan A. Binstock (3/4/1954)      Vice President         Elected in 1999        Partner and Chief Operations Officer, joined
                                                                               Lord Abbett in 1999, prior thereto Chief
                                                                               Operating Officer of Morgan Grenfell.

Zane E. Brown (12/09/51)         Vice President         Elected in 1996        Partner and Director of Fixed Income
                                                                               Management, joined Lord Abbett in 1992.

David G. Builder (1/4/1954)      Vice President         Elected in 1999        Equity Analyst, joined Lord Abbett in 1998,
                                                                               formerly Equity Analyst at Bear Stearns.

Daniel E. Carper (1/22/1952)     Vice President         Elected in 1990        Partner, joined Lord Abbett in 1979.

                                 CURRENT POSITION       LENGTH OF SERVICE      PRINCIPAL OCCUPATION
NAME AND (DATE OF BIRTH)         WITH COMPANY           OF CURRENT POSITION    DURING PAST FIVE YEARS
------------------------------   --------------------   --------------------   ---------------------------------------------

Michael S. Goldstein             Vice President         Elected in 1999        Fixed Income Investment Manager, joined Lord
(10/29/1968)                                                                   Abbett in 1997, prior thereto Assistant
                                                                               President of Credit Suisse Asset Management.

Howard E. Hansen                 Vice President         Elected in 1999        Investment Manager, joined Lord Abbett in 1995.
(10/13/1961)

Paul A. Hilstad (12/13/1942)     Vice President and     Elected in 1995        Partner and General Counsel, joined Lord
                                 Secretary                                     Abbett in 1995.

Ellen G. Itskovitz               Vice President         Elected in 2001        Fixed Income Analyst, joined Lord Abbett in
(10/30/1957)                                                                   1998, prior thereto Vice President of Credit
                                                                               Research/Corporate Finance at ING Baring
                                                                               Securities, Inc.

Lawrence H. Kaplan               Vice President and     Elected in 1997        Partner and Deputy General Counsel, joined
(1/16/1957)                      Assistant Secretary                           Lord Abbett in 1997, prior thereto Vice
                                                                               President and Chief Counsel of Salomon
                                                                               Brothers Asset Management Inc.

Maren Lindestrom                 Vice President         Elected in 2001        Fixed Income Investment Manager, joined
(9/17/1962)                                                                    Lord Abbett in 2000, prior thereto Director
                                                                               Convertible Sales at Warburg Dillon Read from
                                                                               1999 to 2000, prior thereto President-
                                                                               Convertible Sales at Deutsche Bank Securities
                                                                               Inc. from 1998 to 1999, prior thereto
                                                                               Portfolio Manager at Nicholas Applegate
                                                                               Capital Management.

A. Edward Oberhaus, III          Vice President         Elected in 1998        Manager of Equity Trading, joined Lord
(12/21/1959)                                                                   Abbett in 1983.

Tracie E. Richter (1/12/1968)    Vice President         Elected in 1999        Director of Operations and Fund Accounting,
                                                                               joined Lord Abbett in 1999, formerly Vice
                                                                               President - Head of Fund Administration of
                                                                               Morgan Grenfell from 1998 to 1999, prior
                                                                               there to Vice President of Bankers Trust.

Christina T. Simmons             Vice President and     Elected in 2001        Assistant General Counsel, joined Lord
(11/12/1957)                     Assistant Secretary                           Abbett in 1999, formerly Assistant General
                                                                               Counsel of Prudential Investments from 1998
                                                                               to 1999, prior thereto Counsel of Drinker,
                                                                               Biddle & Reath LLP, a law firm.

Richard S. Szaro (10/8/1942)     Vice President         Elected in 1999        Associate Investment Manager-Fixed Income,
                                                                               joined Lord Abbett in 1983.

Francie W. Tai (6/11/1965)       Treasurer              Elected in 2001        Director of Fund Administration, joined Lord
                                                                               Abbett in 2000, formerly Manager of Goldman
                                                                               Sachs from 1997 to 2000, prior thereto
                                                                               Assistant Vice President of Bankers Trust.

COMMITTEES
The standing committees of the Board of Directors are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed wholly of Directors who are not "interested persons" of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs, and MacDonald. The Audit Committee provides assistance to the Board of Directors in fulfilling its responsibilities relating to corporate accounting, the reporting practices of the Funds, and the quality and integrity of the Funds' financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Funds' independent auditors and considering violations of the Company's Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Directors who are not "interested persons" of the Funds, and also may include one or more directors who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Directors: Messrs. Dixon, Hobbs, and Neff. The Proxy Committee assists the Board of Directors in fulfilling its responsibilities relating to the voting of securities held by the Funds. During the past fiscal year, the Proxy Committee met once.

The Nominating and Governance Committee is composed of all the Directors who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met three times.

APPROVAL OF ADVISORY CONTRACT
At meetings on December 12, 2001, the Board and its outside Directors considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Directors had reviewed throughout the course of the year, the Directors received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with their consideration.

INFORMATION RECEIVED BY THE OUTSIDE DIRECTORS. The materials received by the Directors included, but were not limited to, (1) information on the investment performance of each Fund and a peer group of funds for the preceding twelve months and for other periods, (2) information on the effective management fee rates and expense ratios for funds with the same objectives and similar size,
(3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel, information technology, and other resources devoted by Lord Abbett to managing each Fund.

In considering whether to approve the continuation of the management agreement, the Board and the outside Directors did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. Matters considered by the Board and the outside Directors in connection with their approval of the continuation of the management agreement included, but were not limited to, the following:

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board and the outside Directors considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading. In considering those services, they gave weight to the fact that until June 2001, the International Portfolio was sub-advised by Fuji-Lord Abbett International, Ltd.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board and the outside Directors reviewed each Fund's investment performance as well as the performance of the peer group of funds, both in terms of total return and in terms of other statistical measures for the preceding twelve months and for other periods. The Board and the outside Directors also considered whether each Fund had operated within its investment restrictions.

LORD ABBETT'S PERSONNEL AND METHODS. The Board and the outside Directors considered the qualifications of the personnel providing investment management services to each Fund, in light of the fund's investment objective and discipline. Among other things, they considered the size, education, and experience of Lord Abbett's investment management staff, its use of technology, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board and the outside Directors also considered the changes made by Lord Abbett in the investment management personnel providing services to the International Portfolio during 2001.

NATURE AND QUALITY OF OTHER SERVICES. The Board and the outside Directors considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including each Fund's transfer agent, custodian, and subcustodians.

EXPENSES. The Board and the outside Directors considered each class' expense ratios and the expense ratios of a peer group of funds. They also considered the amount and nature of fees paid by shareholders.

PROFITABILITY. The Board and the outside Directors considered the level of Lord Abbett's profits in managing the Funds, including a review of Lord Abbett's methodology for allocating its costs to its management of each Fund. The Board and the outside Directors concluded that the allocation methodology had a reasonable basis and was appropriate. They considered the profits realized by Lord Abbett in connection with the operation of each Fund and whether the amount of profit is fair for the management of each Fund. They also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to each Fund's business. The Board and the outside Directors also considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

ECONOMIES OF SCALE. The Board and the outside Directors considered whether there have been any economies of scale in managing each Fund, whether each Fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board and the outside Directors considered the character and amount of fees paid by each Fund and each Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management, the allocation of Fund brokerage, and the receipt of research by Lord Abbett in return for fund brokerage. The Board and the outside Directors also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund.

ALTERNATIVE ARRANGEMENTS. The Board and the outside Directors considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of each Fund, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board and the outside Directors unanimously voted to approve continuation of the existing management agreement.


COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the Directors/Trustees for the Company and for all Lord Abbett-sponsored funds.


The second column of the following table sets forth the compensation accrued by the Company for outside Directors. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

(1)                         (2)                         (3)
                                                        FOR YEAR ENDED
                            FOR FISCAL YEAR ENDED       DECEMBER 31, 2001
                            DECEMBER 31, 2001           TOTAL COMPENSATION
                            AGGREGATE COMPENSATION      PAID BY THE COMPANY AND
                            ACCRUED BY                  THIRTEEN OTHER LORD
NAME OF DIRECTORS           THE COMPANY(1)              ABBETT-SPONSORED FUNDS(2)
-------------------------   -------------------------   -------------------------
E. Thayer Bigelow           $223                        $86,000
William H.T. Bush           $227                        $87,400
Robert B. Calhoun, Jr.      $223                        $86,000
Stewart S. Dixon            $224                        $86,200
Franklin W. Hobbs           $221                        $85,000
C. Alan MacDonald           $223                        $86,000
Thomas J. Neff              $221                        $85,000
James F. Orr III*           None                        None



*Elected in March 2002

1. Outside directors'/trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Company to its outside directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of the Funds for later distribution to the directors/trustees. In addition, $25,000 of each director/trustee's retainer must be deferred and is deemed invested in shares of the Fund and other Lord Abbett-sponsored funds under the equity-based plan.

2. The third column shows aggregate compensation, including directors'/trustees' fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 2001, including fees directors/trustees have chosen to defer.

The following chart provides certain information on the dollar range of equity securities beneficially owned by each Director in the Funds and other Lord Abbett-sponsored funds as of December 31, 2001. The amounts shown include deferred compensation to the Directors that may be deemed indirectly invested in Fund shares. The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.




                                       DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                         --------------------------------------------------------------------------
                                                                                        MID-CAP         AGGREGATED DOLLAR RANGE OF
                         BOND-DEBENTURE     GROWTH AND INCOME      INTERNATIONAL         VALUE          EQUITY SECURITIES IN LORD
NAME OF DIRECTOR            PORTFOLIO           PORTFOLIO            PORTFOLIO         PORTFOLIO          ABBETT SPONSORED FUNDS
----------------------   ---------------   --------------------   ---------------   ---------------   ------------------------------
Robert S. Dow                 None                 None                None              None                 Over $100,000
E. Thayer Bigelow             None          $10,001 - $50,000          None              None                 Over $100,000
William H. T. Bush            None             $1 - $10,000            None              None                $50,001-$100,000
Robert B. Calhoun, Jr.        None             $1 - $10,000            None              None                 Over $100,000
Stewart S. Dixon              None             $1 - $10,000            None              None                 Over $100,000
Franklin W. Hobbs             None             $1 - $10,000            None              None                $50,001-$100,000
C. Alan MacDonald             None             $1 - $10,000            None              None                 Over $100,000
Thomas J. Neff                None          $10,001 - $50,000          None              None                 Over $100,000
James F. Orr III *            None                 None                None              None                      None



*Elected in March 2002

CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company's Code of Ethics (the "Code") which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires, with limited exception, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of such Advisory Group.


                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 1, 2002 our officers and Directors, as a group, owned less than 1% of the GROWTH AND INCOME PORTFOLIO'S outstanding shares. As of April 3, 2002 the following were record holders of 5% or more of the Growth and Income Portfolio's outstanding shares:

     Sun Life of Canada (US)                 70.88%
     P.O. Box 9133
     Boston, MA  02117-9134

     Conseco Variable Insurance Co.          15.08%
     P.O. Box 1911
     Carmel, IN 46082-1911

     First Variable Life Insurance Co.        5.46%
     4200 University Ave.
     W. Des Moines, IA 50266-5945

As of April 1, 2002 our officers and Directors, as a group, owned less than 1% of the INTERNATIONAL PORTFOLIO'S outstanding shares. As of April 3, 2002, Lord Abbett owned approximately 25% of the Fund's outstanding shares. The ownership of the Fund's outstanding shares represents the initial investment. It is anticipated that over time this percentage of ownership will decrease. As of April 3, 2002 the following were record holders of 5% or more of the International Portfolio's outstanding shares:

     Midland National Life
      Insurance Company                      27.82%
     1 Midland Plaza
     Sioux Falls, SD  57193-0002

As of April 1, 2002 our officers and Directors, as a group, owned less than 1% of the MID-CAP VALUE PORTFOLIO'S outstanding shares. As of April 3, 2002 the following were record holders of 5% or more of the Mid-Cap Value Portfolio's outstanding shares:

     Sun Life of Assurance Company           60.76%
      of Canada (US)
     P.O. Box 9141
     Boston, MA  02117-9134

     Aetna Life Insurance                    20.45%
      & Annuity Co.
     151 Farmington Ave.
     Hartford, CT

     Midland National Life
      Insurance Company (Annuity)            17.91%
     1 Midland Plaza
     Sioux Falls, SD  57193-0002

As of April 1, 2002 our officers and Directors, as a group, owned less than 1% of the BOND-DEBENTURE PORTFOLIO'S outstanding shares. As of April 3, 2002, Lord Abbett owned approximately 87% of the Fund's outstanding shares. The ownership of the Fund's outstanding shares represents the initial investment. It is anticipated that over time this percentage of ownership will decrease. As of April 3, 2002 the following were record holders of 5% or more of the Bond-Debenture Portfolio's outstanding shares:

     MONY Life Insurance Co. of America       6.49%
     1740 Broadway
     New York, NY 10019-4315



                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT MANAGER
As described under "Management" in each of the Prospectuses, Lord Abbett is the Company's investment manager. Of the general partners of Lord Abbett, the following are officers and/or directors of the Company: Joan A. Binstock, Zane
E. Brown, Daniel E. Carper, Robert S. Dow, Paul A. Hilstad, W. Thomas Hudson, Lawrence H. Kaplan, Robert G. Morris, Eli M. Salzmann, Christopher J. Towle, and Edward von der Linde. The other general partners of Lord Abbett are John E. Erard, Robert P. Fetch, Daria L. Foster, Robert I. Gerber, Michael A. Grant, Stephen I. McGruder, Robert J. Noelke, Mark R. Pennington, Douglas B. Sieg and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, New Jersey 07302-3973.


The services performed by Lord Abbett are described under "Management" in each Fund's Prospectus. Under the Management Agreement, each Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month. The annual rates for each Fund are as follows:
     -    Growth and Income Portfolio, at an annual rate of .50 of 1%;
     -    Bond-Debenture Portfolio, at an annual rate of .50 of 1%;
     -    Mid-Cap Value Portfolio, at an annual rate of .75 of 1%;
     -    International Portfolio, at an annual rate of 1.00% .

In addition, the Funds are obligated to pay all expenses not expressly assumed by Lord Abbett, including, without limitation, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.


On behalf of the Growth and Income Portfolio, Lord Abbett is entitled to a management fee at an annual rate of .50 of 1% of the Fund's average daily net assets. For the fiscal years ended December 31, 2001, 2000, and 1999, Lord Abbett received $585,382, $280,772, and $152,068, respectively, in management fees with respect to the Growth and Income Portfolio.

On behalf of the Mid-Cap Value Portfolio, Lord Abbett is entitled to a management fee at an annual rate of .75 of 1% of the Fund's average daily net assets. For the fiscal year ended December 31, 2001, a portion of the management fee was waived by Lord Abbett with respect to the Mid-Cap Value Portfolio, and for the fiscal years ended December 31, 2000 and 1999, the management fee was fully waived. Except for these waivers, Lord Abbett would have received management fees in the amount of $79,642, $9,468, and $1,094, for the fiscal years ended December 31, 2001, 2000, and 1999, respectively. For the fiscal year ended December 31, 2001, Lord Abbett received $71,675 in management fees.

On behalf of the International Portfolio, Lord Abbett is entitled to a management fee at an annual rate of 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2001, a portion of the management fee was waived, and for the fiscal years ended December 31, 2000 and 1999, the management fee was fully waived. Except for this waiver, Lord Abbett would have received management fees in the amount of $8,627, $9,133, and $1,634 for the fiscal years ended December 31, 2001, 2000, and 1999, respectively. For the fiscal year ended December 31, 2001, Lord Abbett received $6,595 in management fees.

On behalf of the Bond-Debenture Portfolio, Lord Abbett is entitled to a management fee at an annual rate of .50 of 1% of the Fund's average daily net assets. Shares of the Fund were first sold on December 3, 2001. The management fee for the period ended December 31, 2001 amounted to $396.


Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and/or assume other expenses of the Funds.

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302, serves as the principal underwriter for the Funds.


CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri is each Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by each Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board of Directors have approved arrangements permitting each Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and record keeping functions relating to portfolio transactions and calculates each Fund's net asset value.


TRANSFER AGENT
UMB, N.A., 928 Grand Blvd., Kansas City, Missouri, 64106, acts as the transfer agent and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS
Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, are the independent auditors of the Funds and must be approved at least annually by the Board of Directors to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds including the examination of financial statements included in the Annual Report to Shareholders.


                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Each Fund's policy is to obtain best execution on all portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, each Fund generally pays, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, a Fund, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett, with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services, at least some of which are useful to Lord Abbett, in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

When, in the opinion of Lord Abbett, two or more broker-dealers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of each Fund and/or shares of other Lord-Abbett-sponsored funds, or who have provided investment research, statistical, or other related services to each Fund.

If other clients of Lord Abbett buy or sell the same security at the same time as a Lord Abbett-sponsored fund does, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with a Lord Abbett-sponsored fund in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as a Lord Abbett-sponsored fund does, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as a Lord Abbett-sponsored fund does.


For the fiscal years ended December 31, 2001, 2000, and 1999, the Growth and Income Portfolio paid total brokerage commissions on transactions of securities to independent broker-dealers of $355,938, $106,866, and $56,189, respectively.

For the period ended December 31, 2001, 2000, and 1999, the Mid-Cap Value Portfolio paid total brokerage commissions on transactions of securities to independent broker-dealers of $86,903, $8,983, and $2,112, respectively.

For the fiscal year ended December 31, 2001 and 2000, the International Portfolio paid total brokerage commissions on transactions of securities to independent broker-dealers of $3,552 and $3,244 and $3,569, respectively.

For the fiscal year ended December 31, 2001, the Bond-Debenture Portfolio paid total brokerage commissions on transactions of securities to independent brokers-dealers of $13, respectively.



                                       7.
                       CAPITAL STOCK AND OTHER SECURITIES

All shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as each Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent auditors, the approval of a contract with a principal underwriter and the election of directors from its separate voting requirements.

The Fund's By-Laws provide that the Funds shall not hold meeting of stockholders in any year unless one or more matters are required to be acted on by stockholders under the Act, or unless called at the request of a majority of the Board of Directors or by stockholders holding at least one quarter of the stock of a Fund's outstanding shares and entitled to vote at the meeting. When any such meeting is held, the stockholders will elect directors of the Funds.


                                       8.
                             PURCHASES, REDEMPTIONS
                            AND SHAREHOLDER SERVICES

Information concerning how we value our shares for the purchase and redemption of our shares is contained in the Prospectus under "Purchases" and "Redemptions," respectively.

Under normal circumstances we calculate our net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked price, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of the Fund's shareholders to make redemption payments wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kin of readily marketable securities in lieu of cash. The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.


                                       9.
                              TAXATION OF THE FUND


Each Fund intends to elect and to qualify for special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates. Each Fund contemplates declaring as dividends substantially all of its net investment income.

Assuming a Fund does not qualify as a regulated investment company it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

TAX TREATMENT OF VARIABLE CONTRACTS.

For Variable Contracts to receive favorable tax treatment, certain diversification requirements must be satisfied. To determine whether the diversification requirements are satisfied, an insurance company that offers Variable Contracts generally may look through to the assets of a regulated investment company in which it owns shares if, among other requirements, all the shares of the regulated investment company are held by segregated asset accounts of insurance companies. This provision permits a segregated asset account to invest all of its assets in shares of a single regulated investment company without being considered nondiversified. This "look through" treatment typically increases the diversification of the portfolio, since a portion of the assets underlying the interest are considered to be held by the segregated asset account. Because each Fund expects that this look-through rule will apply in determining whether the diversification requirements are satisfied with respect to the variable contracts of insurance companies that own shares in the Fund, each Fund intends to comply with these requirements.

The diversification requirements can be satisfied in two ways. First, the requirements will be satisfied if each Fund invests not more than 55 percent of the total value of its assets in the securities of a single issuer; not more than 70 percent of the value of its total assets in the securities of any two issuers; not more than 80 percent of the value of its total assets in the securities of any three issuers; and not more than 90 percent of the value of its total assets in the securities of any four issuers. For purposes of this diversification rule, all securities of the same issuer are considered a single investment. In the case of government securities, each United States government agency or instrumentality is generally treated as a separate issuer. Alternatively, the diversification requirements will be satisfied with respect to Fund shares owned by insurance companies as investments for variable contracts if (i) no more than 55 percent of the value of each Fund's total assets consists of cash, cash items (including receivables), U.S. government securities, and securities of other regulated investment companies, and (ii) each Fund satisfies separate diversification requirements applicable to all regulated investment companies. To satisfy these latter requirements, each Fund at the end of each quarter of its taxable year must invest (i) at least 50 percent of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally in respect of any one issuer to not more than 5 percent of the value of the total assets of the Fund and not more than 10 percent of the outstanding voting securities of the issuer, and (ii) not more than 25 percent of the value of its total assets in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses.

A Fund will be considered to be in compliance with the diversification requirements if adequately diversified on the last day of each calendar quarter. A Fund that meets the diversification requirements as of the close of a calendar quarter will not be considered nondiversified in a subsequent quarter because of a discrepancy in value of its assets and diversification requirements unless the discrepancy exists immediately after the acquisition of any asset and is attributable to the acquisition.

If both a Fund and a separate account investing in the Fund are not adequately diversified at the required time, a Variable Contract based on the separate account during the specified time will not be treated as an annuity or life insurance contract within the meaning of the Code and all income on the Variable Contract will be subject to current federal taxation at ordinary income rates. The Variable Contract will also remain subject to a current taxation for all subsequent tax periods regardless of whether the Fund or separate account becomes adequately diversified in future periods. For these purposes, income on the Variable Contract means, with respect to any taxable year of the policyholder, the excess of the sum of (1) the increase in the net surrender value of the contract during the taxable year; and (2) the cost of life insurance or annuity protection provided under the contract during the taxable year, over the premiums paid under the contact during the taxable year.

The Treasury Department may issue future regulations or rulings or seek legislative changes addressing the circumstances in which a Variable Contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in any regulations, rulings, or legislative change.

In the event that there is a legislative change or rulings or regulations are issued, there can be no assurance that the Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. While a Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the investment policies of the Funds may be modified as necessary to prevent any such prospective rulings, regulations, or legislative change from causing Variable Contract owners to be considered the owners of the shares of a Fund.

For a discussion of the tax consequences to owners of Variable Contracts, please see the prospectus provide by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contract, you also should consult your tax adviser regarding the tax consequence of owning Variable Contracts under the federal, state, and local tax rules that apply to you.



                                       10.
                                   UNDERWRITER

Lord Abbett Distributor, LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the exclusive underwriter for the Funds. Each Fund has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Funds, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

                                       11.
                                   PERFORMANCE

Each Fund computes the average annual compounded rate of total return for Class VC shares during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of no charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at net asset value. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation.

Using the computation described above, the average annual compounded rates of total return for the one-year, five-years, ten-years, and/or life of fund, where applicable, period ending December 31, 2001, were a follows:


                                  1 YEAR    5 YEARS     10 YEARS    LIFE OF FUND
------------------------------   --------   --------    --------   --------------------
Growth and Income Portfolio       -6.72%     12.15%      14.13

International Portfolio          -26.73%       -           -       -13.84% (9/15/99)

Mid-Cap Value Portfolio            8.05%       -           -        23.59% (9/15/99)

Bond Debenture Portfolio                                             0.30% (12/03/01)


These figures represent past performance, and you should be aware that the investment return and principal value of a Fund's investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.


Yield quotation for a class of a fixed income fund is based on a 30-day period ended on a specified date, computed by dividing the net investment income per share earned during the period by the maximum offering price per share of such class on the last day of the period. This is determined by finding the following quotient: the dividends, and interest earned by a class during the period minus the aggregate expenses attributable to the class accrued during the period (net of reimbursements) and divided by the product of (i) the average daily number of class shares outstanding during the period that were entitled to receive dividends and (ii) the maximum offering price per share of such class on the last day of the period. To this quotient add one, and then increase the sum to the sixth power. Then subtract one from the product of this multiplication and multiply the remainder by two. For the 30-day period ended December 31, 2001, the yields for the Class VC shares of the Bond-Debenture Fund could not be calculated, since the Fund began its performance on December 3, 2001.



Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. A yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time quote distribution rates in reports to shareholders and in sales literature. In addition, the Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, or other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.


                                       12.
                              FINANCIAL STATEMENTS


The financial statements incorporated herein by reference from the Lord Abbett Series Fund, Inc.'s 2001 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, independent auditors, as stated in its report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                    APPENDIX

Moody's Investors Service, Inc.'s Corporate Bond Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Standard & Poor's Corporation's Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC-C - Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                          LORD ABBETT SERIES FUND, INC.

                                     PART C

                                OTHER INFORMATION

This Post-Effective Amendment No. 20 (the "Amendment") to the Registrant's Registration Statement relates only to Class VC of the Growth and Income Portfolio; the International Portfolio; the Mid-Cap Value Portfolio; and the Bond-Debenture Portfolio of the Lord Abbett Series Fund, Inc.

Item 23.        Exhibits

     (a) ARTICLES OF INCORPORATION. Articles of Restatement incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed 4/29/98.

     (b) BY-LAWS. Amended and Restated By-Laws incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed 4/26/2001.

     (c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS incorporated by reference.

     (d) INVESTMENT ADVISORY CONTRACTS incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed 4/2/90. (1) Addendum to Management Agreement dated March 17, 1999, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed 4/26/2001.

     (e) UNDERWRITING CONTRACTS. Form of Distribution Agreement incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed 10/28/96.

     (f) BONUS OR PROFIT SHARING CONTRACTS. Equity Based Plans for Non-Interested Person Directors and Trustees of Lord Abbett Funds. Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed 4/26/2001.

     (G)  CUSTODIAN AGREEMENTS. FILED HEREWITH.

     (h)  OTHER MATERIAL CONTRACTS incorporated by reference.

     (i)  LEGAL OPINION. FILED HEREWITH.

     (j)  CONSENT OF INDEPENDENT AUDITORS. FILED HEREWITH.

     (k) OMITTED FINANCIAL STATEMENTS incorporated by reference to 2001 Annual Report on Form N-30D filed on March 4, 2002 (Accession No. 0000912057-02-008477).

     (l)  INITIAL CAPITAL AGREEMENTS incorporated by reference.

     (m) RULE 12b-1 PLAN. Incorporated by reference to Post Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed 10/28/96.

     (n) RULE 18f-3 PLAN. AMENDED AND RESTATED PLANS AS OF JUNE 28, 2001 FILED HEREIN.

     (o)  FINANCIAL DATA SCHEDULE. Not applicable.

     (p) CODE OF ETHICS. Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed 4/26/2001.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          None.

Item 25.  INDEMNIFICATION

          All Directors, officers, employees and agents of Registrant are to be indemnified as set forth in Section 4.3 of Registrant's Declaration of Trust.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          In addition, Registrant maintains a Directors'/Trustees' and officers' errors and omissions liability insurance policy protecting Directors/Trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as Director/Trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Lord, Abbett & Co. acts as investment adviser for twelve other investment companies and as investment adviser to approximately 8,300 private accounts as of December 31, 2000. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee of any entity.

Item 27.  PRINCIPAL UNDERWRITERS

     (a) Lord Abbett Distributor LLC serves as the principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following Lord Abbett-sponsored funds:

            Lord Abbett Affiliated Fund, Inc.
            Lord Abbett Blend Trust
            Lord Abbett Bond-Debenture Fund, Inc.
            Lord Abbett Developing Growth Fund, Inc.
            Lord Abbett Global Fund, Inc.
            Lord Abbett Investment Trust
            Lord Abbett Large-Cap Growth Fund
            Lord Abbett Research Fund, Inc.
            Lord Abbett Mid-Cap Value Fund, Inc.
            Lord Abbett Securities Trust
            Lord Abbett Tax-Free Income Fund, Inc.
            Lord Abbett Tax-Free Income Trust
            Lord Abbett U.S. Government Money Market Fund, Inc.

     (b) Lord Abbett Distributor LLC is a wholly-owned subsidiary of Lord, Abbett & Co. The partners of Lord, Abbett & Co., who are also officers of the Registrant are:

                  NAME AND PRINCIPAL                 POSITIONS AND OFFICES
                  BUSINESS ADDRESS (1)               WITH REGISTRANT
                  --------------------               ---------------------
                  Robert S. Dow                      Chairman and President
                  W. Thomas Hudson, Jr.              Executive Vice President
                  Robert G. Morris                   Executive Vice President
                  Eli M. Salzmann                    Executive Vice President
                  Christopher J. Towle               Executive Vice President
                  Edward K. von der Linde            Executive Vice President
                  Paul A. Hilstad                    Vice President & Secretary
                  Lawrence H. Kaplan                 Vice President and
                                                       Assistant Secretary
                  Joan A. Binstock                   Vice President
                  Zane E. Brown                      Vice President
                  Daniel E. Carper                   Vice President

          The other general partners of Lord, Abbett & Co. who are neither officers nor Directors of the Registrant are: John E. Erard, Robert P. Fetch, Daria L. Foster, Robert I. Gerber, Michael A. Grant, Stephen J. McGruder, Robert J. Noelke, R. Mark Pennington, Douglas B. Sieg, and Marion Zapolin.

          Each of the above has a principal business address: 90 Hudson Street, Jersey City, New Jersey 07302-3973

     (c)  Not applicable

Item 28   LOCATION OF ACCOUNTS AND RECORDS

          Registrant maintains the records, required by Rules 31a - 1(a) and
          (b), and 31a - 2(a) at its main office.

          Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

          Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29   MANAGEMENT SERVICES

          None

Item 30   UNDERTAKINGS

          The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          The registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rules 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey on the 29th day of April, 2002.


                                   BY:      /s/ CHRISTINA T. SIMMONS
                                            ------------------------
                                            Christina T. Simmons
                                            Vice President & Assistant Secretary

                                   BY:      /s/ FRANCIE W. TAI
                                            ------------------
                                            Francie W. Tai

                                            Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                      Title                          Date

                                Chairman, President
/s/ Robert S. Dow*                and Director/Trustee              4/29/02
---------------------------     --------------------------     -----------------
Robert S. Dow

/s/ E. Thayer Bigelow*          Director/Trustee                    4/29/02
---------------------------     --------------------------     -----------------
E. Thayer Bigelow

/s/ Stewart S. Dixon*           Director/Trustee                    4/29/02
---------------------------     --------------------------     -----------------
Stewart S. Dixon

/s/ C. Alan MacDonald*          Director/Trustee                    4/29/02
---------------------------     --------------------------     -----------------
C. Alan MacDonald

/s/ Thomas J. Neff*             Director/Trustee                    4/29/02
---------------------------     --------------------------     -----------------
Thomas J. Neff

                                Director/Trustee
---------------------------     --------------------------     -----------------
James F. Orr, III


*BY:     /s/ Christina T. Simmons
         ------------------------
         Christina T. Simmons
         Attorney-in-Fact